MUTUAL OF OMAHA                                  KENNETH W. REITZ, CLU
COMPANIES                                        Associate General Counsel
                                                 3 - Law Division
                                                 Mutual of Omaha Plaza
                                                 Omaha, NE  68175-1008
                                                 Telephone (402) 351-5087
                                                 Voice Mail (402) 351-5400 x5087
                                                 Facsimile (402) 351-5906



February 29, 1996


Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C.  20549

               RE: Rule 24f-2 Notice for Companion Life Separate Account C Registration Number 33-98062

Dear Commissioners:

1. The period for which this Notice is filed is from January 1, 1995 through December 31, 1995.

2. There were no securities which had been registered under the Securities Act of 1933 other than pursuant to this section but which remained unsold at the beginning of the fiscal year.

3. There were no securities registered during such fiscal year other than pursuant to this section.

4. 13 Policies were sold during this period with aggregate premiums of $609,132.*

5. 13 Policies were sold during the period with aggregate annual premiums of $609,132 in reliance upon the registration pursuant to this section.

It is my opinion that the securities issued in accordance with the captioned filing and which this Notice makes definite in number were legally issued and


*Pursuant to Rule 24f-2(c), the filing fee accompanying this Notice represents one-twenty-ninth of one (1) percent of the calculation following this page.

non-assessable. They were not fully paid, however, since the variable annuity contracts issued in connection with the United of Omaha Separate Account C contemplate the payment of additional premiums.


Sincerely,



Kenneth W. Reitz
Associate General Counsel


--------------------------------------------------------------------------------
(a)     the actual aggregate sale price
        of United of Omaha Separate
        Account C securities sold
        pursuant to Rule 24f-1 during
        the fiscal year                                         $609,132
--------------------------------------------------------------------------------
(b)     reduced by the difference
        between

  (1)   actual aggregate redemption
        price of United of Omaha
        Separate Account C securities
        redeemed during the fiscal
        period; and,                        $243,677

  (2)   the actual price of such
        redeemed securities previously
        applied pursuant to Rule 24e-2(a)
        under Section 24(3)(1).             $238,524          $  5,153
--------------------------------------------------------------------------------
                                                              $603,979
(c)     registration fee pursuant to
        Section 6(b) of the Securities
        Act of 1993 (either one-twenty-
        ninth of one percent of the result
        above or the minimum fee of ($100)) $ 208.27